Investments - Gross realized gains, losses and proceeds from sales of securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Abstract]
Gross realized gains	$ 101,549	$ 15,518	$ 10,029
Gross realized losses	(11,193)	(8,564)	(31,979)
Proceeds from sales	$ 1,484,525	$ 720,186	$ 301,128